4. Income taxes (Details 2) ¥ in Thousands, $ in Thousands	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2013 USD ($)
The components of deferred tax assets are as follows:
Tax losses		$ 1,131		$ 1,045
Temporary differences		4		6
Less: Valuation allowances		(908)		(815)
Net deferred tax assets		$ 227		$ 236
ZHEJIANG TIANLAN
The components of deferred tax assets are as follows:
Tax losses | ¥	¥ 0		¥ 0
Allowance for doubtful debts | ¥	4,350		2,959
Net deferred tax assets | ¥	¥ 4,350		¥ 2,959